Intangible assets	12 Months Ended
Dec. 31, 2024
Intangible assets
Intangible assets

12Intangible assets

	IT software	Total
	£ 000	£ 000
Cost or valuation
At January 1, 2023	3,916	3,916
Additions	159	159
Disposals	(210)	(210)
At December 31, 2023	3,865	3,865
Additions	—	—
Disposals	(21)	(21)
At December 31, 2024	3,844	3,844
Accumulated amortization
At January 1, 2023	1,868	1,868
Amortization charge	1,164	1,164
Depreciation on disposals	(185)	(185)
At December 31, 2023	2,847	2,847
Amortization charge	885	885
Depreciation on disposals	(20)	(20)
At December 31, 2024	3,712	3,712
Net book value
At December 31, 2024	132	132
At December 31, 2023	1,018	1,018

The amortization charge of £885 thousand (2023: £1,164 thousand) is shown in Administrative expenses.

All intangible assets are attributable to the UK and IT software is third party software licenses, which includes perpetual licenses and implementation costs. The carrying amounts of the software was reviewed at the reporting date and management determined that there were no indicators of impairment.